Taxes - Tax Rate Reconciliation Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective income tax rate reconciliation, additional disclosures
Effective tax rate (as a percent)	(3.80%)	13.50%	(54.20%)